Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA California Intermediate-Term Municipal Bond Portfolio – Institutional
Account Value		$ 11,394	$ 10,715	$ 10,580	$ 11,298	$ 11,306	$ 11,014	$ 10,460	$ 10,562	$ 10,461	$ 10,246	$ 10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA California Municipal Real Return Portfolio – Institutional
Account Value		$ 11,831	11,359	11,056	11,271	10,494	10,284	9,914
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA California Short-Term Municipal Bond Portfolio – Institutional
Account Value		$ 10,994	10,618	10,352	10,542	10,537	10,452	10,259	10,236	10,167	10,087	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA Diversified Fixed Income Portfolio – Institutional
Account Value		$ 11,090	10,348	10,148	11,107	11,167	10,609	9,826	9,930	9,936
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA Five-Year Global Fixed Income Portfolio – Institutional
Account Value		$ 11,499	10,897	10,420	11,222	11,334	11,150	10,631	10,591	10,491	10,222	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA Global Core Plus Fixed Income Portfolio – Institutional
Account Value		$ 11,328	10,061	9,693	11,780	11,806	11,170	9,944
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA Global Core Plus Real Return Portfolio – Institutional
Account Value		$ 10,509	9,384	9,099	10,478
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA Global Sustainability Fixed Income Portfolio – Institutional
Account Value		$ 11,079	9,954	9,647	11,605	11,815	11,165
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA Inflation-Protected Securities Portfolio – Institutional
Account Value		$ 12,557	11,540	11,603	13,191	12,338	11,248	10,304	10,465	10,492	9,902	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA Intermediate Government Fixed Income Portfolio – Institutional
Account Value		$ 11,165	10,297	10,350	12,087	12,496	11,598	10,373	10,633	10,732	10,325	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA Intermediate-Term Extended Quality Portfolio – Institutional
Account Value		$ 12,708	11,173	10,759	13,405	13,335	12,420	10,774	11,169	10,944	10,266	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA Intermediate-Term Municipal Bond Portfolio – Institutional
Account Value		$ 11,580	10,872	10,691	11,418	11,431	11,048	10,405	10,519	10,440	10,213	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA Investment Grade Portfolio – Institutional
Account Value		$ 12,106	10,958	10,698	12,689	12,819	11,921	10,586	10,844	10,752	10,277	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA LTIP Portfolio – Institutional
Account Value		$ 9,597	8,296	9,699	15,709	14,504	11,913	9,709	10,300	10,566	9,196	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA MN Municipal Bond Portfolio – Institutional
Account Value		$ 10,757	10,361	10,140	10,497	10,516	10,297	9,856	9,972
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA Municipal Bond Portfolio – Institutional
Account Value		$ 11,221	10,670	10,509	11,265	11,291	10,950	10,400	10,488	10,409	10,183
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA Municipal Real Return Portfolio – Institutional
Account Value		$ 12,481	11,957	11,679	11,943	11,058	10,656	10,192	10,280	10,136	9,802
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA NY Municipal Bond Portfolio – Institutional
Account Value		$ 11,386	10,982	10,714	10,952	10,941	10,791	10,485	10,506	10,408	10,175
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA One-Year Fixed Income Portfolio – Institutional
Account Value		$ 11,587	10,987	10,480	10,705	10,702	10,613	10,314	10,190	10,114	10,044	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA Oregon Municipal Bond Portfolio – Institutional
Account Value		$ 10,288	9,760	9,612	10,282	10,308	10,005
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA Selective State Municipal Bond Portfolio – Institutional
Account Value		$ 9,974	9,367	9,084	10,056	9,990
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA Selectively Hedged Global Fixed Income Portfolio – Institutional
Account Value		$ 11,339	10,660	10,094	10,975	10,972	10,735	10,196	10,083	9,994	9,558	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA Short-Duration Real Return Portfolio – Institutional
Account Value		$ 12,894	12,092	11,474	11,854	11,169	10,904	10,468	10,395	10,249	9,886	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA Short-Term Extended Quality Portfolio – Institutional
Account Value		$ 11,859	11,161	10,568	11,340	11,346	11,109	10,569	10,545	10,421	10,148	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA Short-Term Government Portfolio – Institutional
Account Value		$ 11,055	10,498	10,013	10,562	10,685	10,618	10,234	10,296	10,306	10,165	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA Short-Term Municipal Bond Portfolio – Institutional
Account Value		$ 11,101	10,721	10,434	10,578	10,581	10,474	10,266	10,237	10,169	10,100	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	DFA Short-Term Selective State Municipal Bond Portfolio – Institutional1
Account Value		$ 10,592	10,207	9,925
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA Social Fixed Income Portfolio – Institutional
Account Value		$ 11,316	10,239	9,966	11,853	11,995	11,154	9,895	10,148	10,075
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA Targeted Credit Portfolio – Institutional
Account Value		$ 11,892	11,110	10,522	11,585	11,487	11,226	10,540	10,559	10,358	10,018
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA Two-Year Global Fixed Income Portfolio – Institutional
Account Value		$ 11,502	10,894	10,414	10,770	10,806	10,674	10,322	10,233	10,137	10,056	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		DFA World ex U.S. Government Fixed Income Portfolio – Institutional
Account Value		$ 11,525	10,513	10,479	12,660	13,374	12,826	11,460	11,189	11,045	10,393	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional Retirement Income Fund – Institutional
Account Value		$ 14,355	12,798	12,378	13,691	12,380	11,658	10,822	10,847	10,365
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional 2010 Target Date Retirement Income Fund – Institutional
Account Value		$ 15,248	13,513	13,160	14,890	13,101	12,121	11,010	11,132	10,570
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional 2015 Target Date Retirement Income Fund – Institutional
Account Value		$ 15,390	13,428	13,220	15,468	13,488	12,308	11,049	11,208	10,667
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional 2020 Target Date Retirement Income Fund – Institutional
Account Value		$ 15,519	13,445	13,421	16,206	14,113	12,702	11,246	11,437	10,740
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional 2025 Target Date Retirement Income Fund – Institutional
Account Value		$ 16,051	13,756	13,826	17,347	14,684	13,186	11,533	11,744	10,689
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional 2030 Target Date Retirement Income Fund – Institutional
Account Value		$ 17,157	14,276	14,266	18,230	14,908	13,454	11,782	11,939	10,525
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional 2035 Target Date Retirement Income Fund – Institutional
Account Value		$ 18,412	14,950	14,643	18,446	14,604	13,494	12,003	12,057	10,275
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional 2040 Target Date Retirement Income Fund – Institutional
Account Value		$ 20,526	16,396	15,489	18,548	14,243	13,673	12,402	12,339	10,220
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional 2045 Target Date Retirement Income Fund – Institutional
Account Value		$ 23,416	18,362	16,764	19,638	14,495	14,016	12,590	12,563	10,220
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional 2050 Target Date Retirement Income Fund – Institutional
Account Value		$ 24,374	18,565	16,893	20,029	14,506	14,033	12,610	12,573	10,224
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional 2055 Target Date Retirement Income Fund – Institutional
Account Value		$ 24,387	18,563	16,898	20,047	14,517	14,017	12,598	12,562	10,224
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional 2060 Target Date Retirement Income Fund – Institutional
Account Value		$ 24,375	18,557	16,891	20,038	14,506	14,029	12,597	12,563	10,224
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional 2065 Target Date Retirement Income Fund – Institutional
Account Value		$ 16,273	12,397	11,270	13,363	9,682
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Emerging Markets Social Core Equity Portfolio – Institutional
Account Value		$ 15,088	12,217	10,645	14,628	11,771	11,675	10,405	11,987	9,586	8,493	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Emerging Markets Sustainability Core 1 Portfolio – Institutional
Account Value		$ 11,447	9,299	8,118	11,199	9,424	9,116	8,087
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Global Social Core Equity Portfolio – Institutional
Account Value		$ 16,235	12,177	11,110	13,854	9,771
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		International Large Cap Growth Portfolio – Institutional
Account Value		$ 17,592	14,436	12,893	17,336	13,156	12,835	11,160	11,990	9,730	9,871	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		International Small Cap Growth Portfolio – Institutional
Account Value		$ 17,710	14,443	13,811	20,656	15,043	14,225	13,215	14,365	11,267	10,709	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		International Social Core Equity Portfolio – Institutional
Account Value		$ 16,760	13,495	11,880	15,935	11,460	12,337	11,510	12,628	10,024	9,833	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		International Sustainability Core 1 Portfolio – Institutional
Account Value		$ 17,370	13,877	12,291	16,674	12,276	12,600	11,325	12,338	9,818	9,891	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Large Cap Growth Portfolio – Institutional
Account Value		$ 37,023	26,537	23,692	26,959	19,793	17,533	15,002	13,549	10,896	10,579	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Small Cap Growth Portfolio – Institutional
Account Value		$ 25,633	19,189	19,127	22,267	14,770	14,448	13,497	13,307	10,548	10,431	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Social Core Equity 2 Portfolio – Institutional
Account Value		$ 28,968	20,775	19,442	22,931	15,523	14,947	13,536	12,991	10,394	10,052	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Sustainability Core 1 Portfolio – Institutional
Account Value		$ 32,831	23,625	21,846	25,742	17,676	16,109	14,206	13,317	10,639	10,308	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Sustainability Targeted Value Portfolio – Institutional
Account Value		$ 22,085	16,791	17,470	18,425	11,319
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional VA Equity Allocation Portfolio – Institutional
Account Value		$ 20,616	15,655	14,583	17,007	11,697	11,727	10,700	10,720
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional VA Global Bond Portfolio – Institutional
Account Value		$ 11,587	10,979	10,488	11,266	11,370	11,197	10,664	10,619	10,514	10,240	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional VA Global Moderate Allocation Portfolio – Institutional
Account Value		$ 19,437	15,885	14,878	16,843	13,333	12,901	11,937	11,919	10,320	9,977	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional VA International Small Portfolio – Institutional
Account Value		$ 17,842	14,440	13,173	17,999	12,737	13,221	12,437	13,814	10,900	10,328	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional VA International Value Portfolio – Institutional
Account Value		$ 16,965	13,933	11,910	13,836	9,205	11,294	10,901	11,865	9,392	9,374	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional VA Short-Term Fixed Portfolio – Institutional
Account Value		$ 11,573	10,965	10,464	10,684	10,683	10,594	10,299	10,184	10,094	10,034	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional VA U.S. Large Value Portfolio – Institutional
Account Value		$ 23,361	17,897	18,154	18,687	12,638	14,381	13,430	13,105	10,569	10,107	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional VA U.S. Targeted Value Portfolio – Institutional
Account Value		$ 24,451	18,927	19,303	19,547	11,159	12,853	12,744	12,880	10,396	9,920	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name		Dimensional VIT Inflation-Protected Securities Portfolio – Institutional
Account Value		$ 12,344	11,347	11,402	12,990	12,152	11,076	10,145	10,310	10,336	9,770
S&P National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Account Value		$ 12,497	11,417	11,145	12,569	12,235	11,839	10,834	10,913	10,707	10,264	10,000
S&P National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Account Value		$ 11,453	10,463	10,214	11,519	11,213	10,850	9,929
S&P National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Account Value		$ 12,497	11,417	11,145	12,569	12,235	11,839	10,834	10,913	10,707	10,264	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,797	9,767	9,733	11,543	11,598	10,922	9,795	10,000	9,911
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 12,328	11,216	11,026	12,548	12,652	12,128	10,958	10,936	10,803	10,272	10,000
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 11,273	10,256	10,082	11,473	11,569	11,090	10,020
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 9,855	8,966	8,814	10,031
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 11,266	10,250	10,076	11,466	11,562	11,083
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
S&P National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Account Value		$ 12,497	11,417	11,145	12,569	12,235	11,839	10,834	10,913	10,707	10,264	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
S&P National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Account Value		$ 11,524	10,528	10,277	11,590	11,282	10,917	9,990	10,063
S&P National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Account Value		$ 12,402	11,330	11,060	12,473	12,142	11,749	10,751	10,830	10,625	10,185
S&P National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Account Value		$ 12,522	11,440	11,168	12,594	12,260	11,863	10,856	10,935	10,728	10,284
S&P National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Account Value		$ 12,439	11,364	11,094	12,510	12,178	11,784	10,784	10,862	10,657	10,216
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
S&P National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Account Value		$ 10,544	9,633	9,403	10,604	10,323	9,988
S&P National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Account Value		$ 10,194	9,313	9,091	10,252	9,980
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 12,328	11,216	11,026	12,548	12,652	12,128	10,958	10,936	10,803	10,272	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
S&P National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Account Value		$ 12,497	11,417	11,145	12,569	12,235	11,839	10,834	10,913	10,707	10,264	10,000
S&P National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P National AMT-Free Municipal Bond Index
Account Value		$ 10,601	9,685	9,455
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,069	10,013	9,978	11,834	11,890	11,198	10,042	10,252	10,161
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 12,113	11,020	10,834	12,329	12,431	11,916	10,767	10,745	10,615	10,093
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 12,328	11,216	11,026	12,548	12,652	12,128	10,958	10,936	10,803	10,272	10,000
Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD)
Account Value		$ 12,815	11,727	11,447	12,583	12,744	12,405	11,289	11,070	10,927	10,335	10,000
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 12,019	10,935	10,750	12,233	12,335	11,824	10,684	10,662	10,533
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 12,019	10,935	10,750	12,233	12,335	11,824	10,684	10,662	10,533
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 12,019	10,935	10,750	12,233	12,335	11,824	10,684	10,662	10,533
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 12,019	10,935	10,750	12,233	12,335	11,824	10,684	10,662	10,533
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 12,019	10,935	10,750	12,233	12,335	11,824	10,684	10,662	10,533
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 12,019	10,935	10,750	12,233	12,335	11,824	10,684	10,662	10,533
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 12,019	10,935	10,750	12,233	12,335	11,824	10,684	10,662	10,533
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 12,019	10,935	10,750	12,233	12,335	11,824	10,684	10,662	10,533
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 12,019	10,935	10,750	12,233	12,335	11,824	10,684	10,662	10,533
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 12,019	10,935	10,750	12,233	12,335	11,824	10,684	10,662	10,533
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 12,019	10,935	10,750	12,233	12,335	11,824	10,684	10,662	10,533
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 12,019	10,935	10,750	12,233	12,335	11,824	10,684	10,662	10,533
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 10,182	9,263	9,107	10,363	10,449
MSCI Emerging Markets Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div.)
Account Value		$ 14,012	11,181	10,091	14,631	12,509	11,556	10,331	11,809	9,339	8,547	10,000
MSCI Emerging Markets Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div.)
Account Value		$ 11,142	8,891	8,024	11,634	9,947	9,189	8,215
MSCI All Country World IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World IMI Index (net div.)
Account Value		$ 16,285	12,306	11,246	14,095	10,201
MSCI World ex USA Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Account Value		$ 16,753	13,528	12,019	15,416	11,369	12,197	10,981	11,777	9,595	9,819	10,000
MSCI World ex USA Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Account Value		$ 16,753	13,528	12,019	15,416	11,369	12,197	10,981	11,777	9,595	9,819	10,000
MSCI World ex USA Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Account Value		$ 16,753	13,528	12,019	15,416	11,369	12,197	10,981	11,777	9,595	9,819	10,000
MSCI World ex USA Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Account Value		$ 16,753	13,528	12,019	15,416	11,369	12,197	10,981	11,777	9,595	9,819	10,000
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Account Value		$ 33,206	24,050	21,967	26,269	18,305	16,511	14,464	13,520	10,933	10,486	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 18,915	13,721	12,660	15,165	10,538
MSCI All Country World IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World IMI Index (net div.)
Account Value		$ 19,856	15,004	13,712	17,186	12,437	11,922	10,644	10,746
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value		$ 12,328	11,216	11,026	12,548	12,652	12,128	10,958	10,936	10,803	10,272	10,000
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Account Value		$ 23,070	17,453	15,964	20,126	14,591	14,009	12,512	12,658	10,247	10,011	10,000
MSCI World ex USA Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Account Value		$ 16,753	13,528	12,019	15,416	11,369	12,197	10,981	11,777	9,595	9,819	10,000
MSCI World ex USA Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Account Value		$ 16,753	13,528	12,019	15,416	11,369	12,197	10,981	11,777	9,595	9,819	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Account Value		$ 33,206	24,050	21,967	26,269	18,305	16,511	14,464	13,520	10,933	10,486	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,387	10,300	10,264	12,173	12,231	11,519	10,330	10,546	10,452	10,014
S&P Intermediate Term California AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Intermediate Term California AMT-Free Municipal Bond Index
Account Value		$ 12,100	11,290	11,057	12,024	11,891	11,483	10,676	10,736	10,579	10,256	10,000
S&P Intermediate Term California AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Intermediate Term California AMT-Free Municipal Bond Index
Account Value		$ 11,274	10,519	10,302	11,203	11,079	10,699	9,947
ICE BofA 1-3 Year California including Puerto Rico Municipal Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year California including Puerto Rico Municipal Securities Index
Account Value		$ 11,162	10,678	10,447	10,815	10,784	10,577	10,264	10,236	10,148	10,099	10,000
Bloomberg U.S. Government Bond Index Intermediate [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government Bond Index Intermediate
Account Value		$ 10,807	10,107	9,962	10,957	11,127	10,569	9,805	9,906	9,937
FTSE World Government Bond Index 1-5 Years (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE World Government Bond Index 1-5 Years (hedged to USD)
Account Value		$ 11,745	11,040	10,722	11,286	11,360	11,017	10,473	10,398	10,303	10,135	10,000
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Account Value		$ 12,510	11,518	11,602	13,106	12,240	11,220	10,297	10,426	10,438	9,858	10,000
Bloomberg U.S. Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government Bond Index
Account Value		$ 11,068	10,213	10,269	11,933	12,224	11,435	10,302	10,504	10,569	10,236	10,000
Bloomberg U.S. Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Credit Bond Index
Account Value		$ 12,711	11,242	10,948	13,501	13,250	12,423	10,814	11,127	10,784	10,090	10,000
S&P Intermediate Term National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Intermediate Term National AMT-Free Municipal Bond Index
Account Value		$ 12,272	11,419	11,156	12,185	11,939	11,558	10,683	10,753	10,569	10,225	10,000
FTSE US Inflation-Linked Securities Index 20+ Years [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE U.S. Inflation-Linked Securities Index 20+ Years
Account Value		$ 10,922	9,503	10,708	15,931	14,909	12,376	10,194	10,722	10,884	9,561	10,000
S&P Intermediate Term National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Intermediate Term National AMT-Free Municipal Bond Index
Account Value		$ 11,462	10,666	10,420	11,381	11,151	10,796	9,978	10,044
S&P Intermediate Term National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Intermediate Term National AMT-Free Municipal Bond Index
Account Value		$ 12,218	11,369	11,107	12,131	11,887	11,508	10,636	10,706	10,523	10,181
S&P Intermediate Term National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Intermediate Term National AMT-Free Municipal Bond Index
Account Value		$ 12,298	11,443	11,179	12,211	11,964	11,583	10,706	10,776	10,592	10,247
S&P Intermediate Term New York AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Intermediate Term New York AMT-Free Municipal Bond Index
Account Value		$ 12,185	11,308	11,016	12,040	11,728	11,475	10,617	10,735	10,568	10,216
ICE BofA US 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Index
Account Value		$ 11,821	11,217	10,706	10,623	10,617	10,521	10,274	10,105	10,032	10,002	10,000
ICE BofA US 6-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US 6-Month Treasury Bill Index
Account Value		$ 11,993	11,357	10,829	10,769	10,757	10,620	10,339	10,169	10,084	10,020	10,000
S&P Intermediate Term National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Intermediate Term National AMT-Free Municipal Bond Index
Account Value		$ 10,608	9,871	9,643	10,533	10,320	9,991
S&P Intermediate Term National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Intermediate Term National AMT-Free Municipal Bond Index
Account Value		$ 10,261	9,548	9,327	10,188	9,982
FTSE World Government Bond Index 1-3 Years [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE World Government Bond Index 1-3 Years
Account Value		$ 10,065	9,498	9,151	10,259	10,366	10,015	9,715	9,805	9,711	9,518	10,000
Bloomberg U.S. TIPS Index 1-5 Years [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index 1-5 Years
Account Value		$ 12,564	11,760	11,513	11,964	11,195	10,682	10,228	10,216	10,163	9,871	10,000
ICE BofA 1-5 Year US Corporate & Government Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-5 Year US Corporate & Government Index
Account Value		$ 11,785	11,019	10,694	11,513	11,542	11,055	10,394	10,418	10,350	10,144	10,000
ICE BofA 1-5 Year US Treasury & Agency Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-5 Year US Treasury & Agency Index
Account Value		$ 11,417	10,753	10,496	11,229	11,310	10,864	10,269	10,304	10,297	10,141	10,000
ICE BofA 1-3 Year US Municipal Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year US Municipal Securities Index
Account Value		$ 11,332	10,805	10,564	10,945	10,879	10,645	10,292	10,254	10,152	10,093	10,000
ICE BofA 1-3 Year US Municipal Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year US Municipal Securities Index
Account Value		$ 10,638	10,144	9,918
Bloomberg Global Aggregate Credit Bond Index 1-5 Years (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Credit Bond Index 1-5 Years (hedged to USD)
Account Value		$ 12,483	11,510	10,989	11,888	11,807	11,359	10,652	10,569	10,343	10,028
FTSE World Government Bond Index 1-2 Years (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE World Government Bond Index 1-2 Years (hedged to USD)
Account Value		$ 11,744	11,104	10,716	10,967	10,969	10,743	10,380	10,245	10,153	10,059	10,000
FTSE Non-USD World Government Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Non-USD World Government Bond Index (hedged to USD)
Account Value		$ 12,272	11,286	11,245	12,719	13,005	12,620	11,326	11,125	11,029	10,405	10,000
ICE BofA US 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Index
Account Value		$ 11,819	11,215	10,704	10,621	10,616	10,519	10,272	10,103	10,030
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Account Value		$ 12,701	11,694	11,779	13,306	12,427	11,391	10,454	10,585	10,597
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Account Value		$ 22,921	17,341	15,861	19,996	14,497	13,919	12,431	12,577	10,181
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Account Value		$ 11,640	11,004	10,646	10,980	10,995	10,746	10,330	10,212	10,119
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Account Value		$ 12,701	11,694	11,779	13,306	12,427	11,391	10,454	10,585	10,597
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Account Value		$ 22,921	17,341	15,861	19,996	14,497	13,919	12,431	12,577	10,181
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Account Value		$ 11,640	11,004	10,646	10,980	10,995	10,746	10,330	10,212	10,119
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Account Value		$ 12,701	11,694	11,779	13,306	12,427	11,391	10,454	10,585	10,597
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Account Value		$ 22,921	17,341	15,861	19,996	14,497	13,919	12,431	12,577	10,181
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Account Value		$ 11,640	11,004	10,646	10,980	10,995	10,746	10,330	10,212	10,119
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Account Value		$ 12,701	11,694	11,779	13,306	12,427	11,391	10,454	10,585	10,597
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Account Value		$ 22,921	17,341	15,861	19,996	14,497	13,919	12,431	12,577	10,181
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Account Value		$ 11,640	11,004	10,646	10,980	10,995	10,746	10,330	10,212	10,119
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Account Value		$ 12,701	11,694	11,779	13,306	12,427	11,391	10,454	10,585	10,597
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Account Value		$ 22,921	17,341	15,861	19,996	14,497	13,919	12,431	12,577	10,181
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Account Value		$ 11,640	11,004	10,646	10,980	10,995	10,746	10,330	10,212	10,119
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Account Value		$ 12,701	11,694	11,779	13,306	12,427	11,391	10,454	10,585	10,597
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Account Value		$ 22,921	17,341	15,861	19,996	14,497	13,919	12,431	12,577	10,181
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Account Value		$ 11,640	11,004	10,646	10,980	10,995	10,746	10,330	10,212	10,119
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Account Value		$ 22,921	17,341	15,861	19,996	14,497	13,919	12,431	12,577	10,181
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Account Value		$ 12,701	11,694	11,779	13,306	12,427	11,391	10,454	10,585	10,597
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Account Value		$ 11,640	11,004	10,646	10,980	10,995	10,746	10,330	10,212	10,119
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Account Value		$ 22,921	17,341	15,861	19,996	14,497	13,919	12,431	12,577	10,181
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Account Value		$ 12,701	11,694	11,779	13,306	12,427	11,391	10,454	10,585	10,597
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Account Value		$ 11,640	11,004	10,646	10,980	10,995	10,746	10,330	10,212	10,119
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Account Value		$ 22,921	17,341	15,861	19,996	14,497	13,919	12,431	12,577	10,181
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Account Value		$ 12,701	11,694	11,779	13,306	12,427	11,391	10,454	10,585	10,597
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Account Value		$ 11,640	11,004	10,646	10,980	10,995	10,746	10,330	10,212	10,119
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Account Value		$ 22,921	17,341	15,861	19,996	14,497	13,919	12,431	12,577	10,181
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Account Value		$ 12,701	11,694	11,779	13,306	12,427	11,391	10,454	10,585	10,597
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Account Value		$ 11,640	11,004	10,646	10,980	10,995	10,746	10,330	10,212	10,119
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Account Value		$ 22,921	17,341	15,861	19,996	14,497	13,919	12,431	12,577	10,181
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Account Value		$ 12,701	11,694	11,779	13,306	12,427	11,391	10,454	10,585	10,597
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Account Value		$ 11,640	11,004	10,646	10,980	10,995	10,746	10,330	10,212	10,119
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Account Value		$ 22,921	17,341	15,861	19,996	14,497	13,919	12,431	12,577	10,181
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Account Value		$ 12,701	11,694	11,779	13,306	12,427	11,391	10,454	10,585	10,597
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global BMI Index (net div.)
Account Value		$ 15,412	11,660	10,665	13,446	9,748
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Account Value		$ 10,810	10,218	9,886	10,196	10,211
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Account Value		$ 11,041	10,165	10,239	11,566	10,802
MSCI All Country World Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div.)
Account Value		$ 16,532	12,449	11,266	14,075	10,253
MSCI World ex USA Growth Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Growth Index (net div.)
Account Value		$ 17,715	14,307	13,067	18,348	14,087	13,333	11,469	12,202	9,969	10,233	10,000
MSCI World ex USA Small Growth Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Small Growth Index (net div.)
Account Value		$ 17,648	14,105	13,916	21,359	16,081	14,514	13,160	14,231	11,180	10,755	10,000
Russell 1000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Account Value		$ 44,812	31,170	26,204	34,752	24,267	18,779	16,037	14,485	11,167	10,918	10,000
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Account Value		$ 21,890	16,037	17,362	23,469	16,951	14,952	14,053	13,495	10,302	10,352	10,000
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Account Value		$ 19,161	14,542	16,145	18,085	11,007
MSCI World Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net div.)
Account Value		$ 21,473	16,063	14,539	17,835	12,701	12,170	10,799	10,675
FTSE World Government Bond Index 1-5 Years (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE World Government Bond Index 1-5 Years (hedged to USD)
Account Value		$ 11,745	11,040	10,722	11,286	11,360	11,017	10,473	10,398	10,303	10,135	10,000
VA Global Moderate Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		VA Global Moderate Allocation Composite Index
Account Value		$ 18,681	15,255	14,197	16,614	13,450	12,909	11,798	11,821	10,266	10,056	10,000
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year Global Government Index (hedged to USD)
Account Value		$ 11,736	11,094	10,734	11,070	11,086	10,835	10,416	10,296	10,203	10,085	10,000
MSCI All Country World Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div.)
Account Value		$ 23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI World ex USA Small Cap Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Small Cap Index (net div.)
Account Value		$ 17,308	14,004	13,254	18,702	13,632	13,721	12,634	13,694	10,881	10,466	10,000
MSCI World ex USA Value Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Value Index (net div.)
Account Value		$ 15,450	12,467	10,775	12,717	9,027	11,105	10,482	11,337	9,213	9,408	10,000
ICE BofA US 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Index
Account Value		$ 11,821	11,217	10,706	10,623	10,617	10,521	10,274	10,105	10,032	10,002	10,000
ICE BofA US 6-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US 6-Month Treasury Bill Index
Account Value		$ 11,993	11,357	10,829	10,769	10,757	10,620	10,339	10,169	10,084	10,020	10,000
Russell 1000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Account Value		$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053	10,000
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Account Value		$ 20,280	15,391	17,087	19,141	11,650	13,534	13,112	13,190	10,568	9,712	$ 10,000
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Account Value		$ 12,454	$ 11,467	$ 11,550	$ 13,047	$ 12,185	$ 11,169	$ 10,251	$ 10,380	$ 10,392	$ 9,814

[1]
1	The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.